Condensed Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Intangible assets
Goodwill	$ 1.9	$ 1.8	$ 1.8
Other intangible assets	4.2	4.0	2.3
Total intangible assets	6.1	5.8	4.1
Tangible fixed assets
Land and buildings	8.3	9.7	8.3
Vessels and capitalized dry-docking	2,918.8	2,792.2	2,691.7
Prepayments on vessels	29.3	14.1	0.0
Other non-current assets under construction	4.5	3.4	2.2
Other plant and operating equipment	1.9	2.5	2.6
Total tangible fixed assets	2,962.8	2,821.9	2,704.8
Financial assets
Investments in joint ventures	0.0	0.0	0.1
Loan receivables	4.4	4.4	4.5
Deferred tax asset	0.3	0.3	0.3
Other investments	3.0	2.7	0.1
Total financial assets	7.7	7.4	5.0
Total non-current assets	2,976.6	2,835.1	2,713.9
Inventories	111.8	66.5	69.5
Trade receivables	322.4	214.7	170.9
Other receivables	28.1	23.7	30.9
Prepayments	16.1	39.1	10.6
Cash and cash equivalents incl. restricted cash	368.2	163.5	369.8
Current assets excl. assets held for sale	846.6	507.5	651.7
Assets held for sale	0.0	24.4	31.1
Total current assets	846.6	531.9	682.8
TOTAL ASSETS	3,823.2	3,367.0	3,396.7
Equity
Common shares	1.0	1.0	1.0
Share premium	131.6	110.2	91.1
Hedging reserves	7.1	6.6	12.8
Translation reserves	(0.4)	(0.2)	(0.1)
Other reserves	153.1	296.1	398.1
Retained profit	2,257.9	1,788.9	1,604.4
Total equity	2,550.3	2,202.6	2,107.3
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	2.0	0.2	0.3
Borrowings	839.2	714.3	969.8
Other non-current liabilities	13.8	3.3	8.0
Total non-current liabilities	900.2	763.0	1,023.3
Borrowings	237.0	288.8	156.2
Trade payables	81.8	41.0	45.2
Current tax liabilities	0.1	0.3	1.3
Other liabilities	46.8	68.3	57.1
Provisions	0.4	0.7	0.7
Prepayments from customers	6.6	2.3	5.6
Total current liabilities	372.7	401.4	266.1
Total liabilities	1,272.9	1,164.4	1,289.4
TOTAL EQUITY AND LIABILITIES	$ 3,823.2	$ 3,367.0	$ 3,396.7